Related party transactions (Group balances with its related parties)(Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Due to Related Parties, Current	¥ 7,469	$ 1,120	¥ 7,469
Due from Related Parties, Current	33,926	$ 5,088	37,565
Investors and Founding Shareholders [Member]
Due to Related Parties, Current	7,469		7,469
Alibaba Group Holding Limited [Member]
Due from Related Parties, Current	8,448		18,702
Ahead Shanghai Trade Co Ltd [Member]
Due from Related Parties, Current	¥ 25,478		¥ 18,863